Merger	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Business Merger
3.	Merger
On the Closing Date, Legacy Nuvation Bio, Panacea and Merger Sub consummated the transactions contemplated by a Merger Agreement.
Pursuant to the terms of the Merger Agreement, a combination of Panacea and Legacy Nuvation Bio was effected through the Merger, collectively with the other transactions described in the Merger Agreement. On the Closing Date, Legacy Nuvation Bio changed its name to Nuvation Bio Operating Company Inc. and Panacea changed its name to Nuvation Bio Inc.
In connection with the Merger Agreement, holders of 3,350 shares of Panacea Class A common stock, exercised their right to redeem their shares for cash at a redemption price of approximately $10.00 per share, for an aggregate redemption amount of $33,502.
On the Closing Date, a number of purchasers purchased from the Company an aggregate of 47,655,000 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of approximately $476.6 million.
Additionally, on the Closing Date, certain purchasers purchased 2,500,000 shares of Class A Common Stock (the “Forward Purchase Shares”) and 833,333 forward purchase warrants (the “Forward Purchase Warrants”) in a private placement at a price of $10.00 per share for an aggregate purchase price of $25.0 million (the “Forward Purchase”) pursuant to the terms of the forward purchase agreement (the “Forward Purchase Agreement”) that Panacea entered into in connection with Panacea’s initial public offering. The sales of the PIPE Shares, the Forward Purchase Shares and the Forward Purchase Warrants were consummated concurrently with the Merger on the Closing Date.
At the effective time of the merger (the “Effective Time”):

(a)
each share of Legacy Nuvation Bio Class A common stock and each share of Legacy Nuvation Bio Series A preferred stock issued and outstanding immediately prior to the Effective Time was converted and exchanged for approximately 0.196 shares (the “Exchange Ratio”) of Nuvation Bio Class A common stock. The Nuvation Bio Class A common stock has one vote per share;

(b)
each share of Legacy Nuvation Bio Class B common stock issued and outstanding immediately prior to the Effective Time (all of which will be owned by the founder (“Founder”) of Legacy Nuvation Bio) was canceled and converted into and exchanged for approximately 0.196 shares of the Nuvation Bio Class B common stock. Immediately following the Effective Time, the Founder voluntarily converted all but 1,000,000 shares of his Nuvation Bio Class B common stock into an equal number of shares of Nuvation Bio Class A common stock: and;

(c)
each option to purchase Legacy Nuvation Bio Class A common stock (each, a “Company Option”) that was outstanding under Nuvation Bio’s 2019 Equity Incentive Plan immediately prior to the Effective Time, whether vested or unvested, was converted into an option to purchase a number of shares of Nuvation Bio Class A common stock equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Legacy Nuvation Bio Class A common stock subject to such Company Option immediately prior to the Effective Time and (b) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Company Option immediately prior to the Effective Time divided by (ii) the Exchange Ratio.

The merger was accounted for as a reverse capitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, Panacea is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the combined entity represent a continuation of the financial statements of Legacy Nuvation Bio with the Merger being treated as the equivalent of Legacy Nuvation Bio issuing stock for the net assets of Panacea, accompanied by a recapitalization. The net assets of Panacea are stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the merger are those of Legacy Nuvation Bio.
Summary of Net Proceeds
The following table summarizes the net proceeds from the Merger as of March 31, 2021 (in thousands):

Panacea cash at bank and cash held in a trust account	$144,642
Proceeds from PIPE investment and forward purchase agreement	501,550
Payment of underwriter fees and other offering costs	(23,718)
Payment to Panacea Class A common stockholders who exercised their right to redeem their shares	(32)

Net proceeds	622,442
Assumed assets and liabilities:
Prepaid expenses	312
Accrued expenses	(601)
Warrant liability	(15,268)

Panacea equity at Effective Time	$606,885

The underwriter fees and other offering costs in the table above include approximately $2.5 million in connection with the Merger that were paid in 2020.

Summary of Shares Issued
The following table summarized the number of shares of common stock outstanding immediately following the consummation of the Merger:

	Class A Common	Class B Common	Total
Panacea shares outstanding prior to the Merger	14,862,500	3,593,750	18,456,250
Less: redemption of Panacea shares prior to the Merger	(3,350)		(3,350)
Conversion of Panacea shares as a result of merger	3,593,750	(3,593,750)	—

Common stock of Panacea	18,452,900	—	18,452,900
Shares issued pursuant to the PIPE financing	47,655,000	—	47,655,000
Shares issued pursuant to the Forward Purchase	2,500,000	—	2,500,000

Issuance of shares upon the Merger	68,607,900	—	68,607,900
Conversion of Old Nuvation Redeemable Series A Convertible Preferred Stock	68,097,805	—	68,097,805
Conversion of Old Nuvation Class A common stock	23,299,337	—	23,299,337
Conversion of Old Nuvation Class B common stock	—	57,645,013	57,645,013
Conversion of Founder shares	56,645,013	(56,645,013)	—

Total shares of Nuvation Bio outstanding immediately following the Merger	216,650,055	1,000,000	217,650,055